CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of cash and cash equivalents

		Consolidated
	12/31/2021	12/31/2020
Cash and banks
In Brazil	68,638	245,185
Abroad	10,007,399	3,899,282
Cash and banks	10,076,037	4,144,467

Investments
In Brazil	6,493,832	5,800,119
Abroad	76,611
Total short-term investments	6,570,443	5,800,119
Cash and cash equivalents	16,646,480	9,944,586